NOTE 5 - SHARE CAPITAL: Schedule of stock option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0	0	112,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0	$ 0	$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period	0	(112,500)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0	$ 1.50	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period	0	112,500	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	0	0	112,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0	$ 0	$ 1.50